JPMorgan International Hedged Equity Fund
Schedule of Portfolio Investments as of July 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.7%
Australia — 6.7%
Aurizon Holdings Ltd.	68	194
BHP Group Ltd.	49	1,335
Commonwealth Bank of Australia	14	976
CSL Ltd.	6	1,154
Dexus, REIT	71	475
Goodman Group, REIT	54	794
GPT Group (The), REIT	46	150
Insurance Australia Group Ltd.	53	166
Macquarie Group Ltd.	5	640
Medibank Pvt Ltd.	140	337
Mirvac Group, REIT	163	247
National Australia Bank Ltd.	21	463
Newcrest Mining Ltd.	9	126
QBE Insurance Group Ltd.	21	172
Rio Tinto Ltd.	22	1,510
Rio Tinto plc	10	608
Wesfarmers Ltd.	12	385
Westpac Banking Corp.	62	933
Woodside Petroleum Ltd.	9	199
Woolworths Group Ltd.	21	552
		11,416
Belgium — 0.5%
KBC Group NV	15	776
China — 0.6%
BOC Hong Kong Holdings Ltd.	133	479
Prosus NV *	9	618
		1,097
Denmark — 3.7%
Carlsberg A/S, Class B	8	983
Genmab A/S *	—	215
Novo Nordisk A/S, Class B	31	3,630
Orsted A/S (a)	11	1,286
Vestas Wind Systems A/S	8	201
		6,315
Finland — 0.8%
Kone OYJ, Class B	5	231
Nokia OYJ	67	349
Nordea Bank Abp	86	850
		1,430
France — 11.4%
Air Liquide SA	14	1,860
Airbus SE	5	480
Alstom SA	16	384
BNP Paribas SA	29	1,356
Capgemini SE	8	1,555

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
France — continued
Kering SA	1	766
L'Oreal SA	6	2,385
LVMH Moet Hennessy Louis Vuitton SE	5	3,531
Pernod Ricard SA	2	438
Safran SA	8	816
Sanofi	6	615
Societe Generale SA	20	442
TotalEnergies SE	44	2,230
Veolia Environnement SA	42	1,057
Vinci SA	17	1,656
		19,571
Germany — 8.9%
adidas AG	5	840
Allianz SE (Registered)	11	1,942
BASF SE	2	82
Bayer AG (Registered)	8	477
Brenntag SE	2	156
Daimler AG	3	155
Deutsche Post AG (Registered)	25	1,015
Deutsche Telekom AG (Registered)	103	1,958
Infineon Technologies AG	41	1,118
Merck KGaA	3	598
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	5	1,088
RWE AG	36	1,489
SAP SE	13	1,165
Siemens AG (Registered)	9	1,006
Symrise AG	3	363
Volkswagen AG (Preference)	6	850
Vonovia SE	23	765
Zalando SE * (a)	8	227
		15,294
Hong Kong — 2.8%
AIA Group Ltd.	170	1,704
CK Asset Holdings Ltd.	58	411
CLP Holdings Ltd.	23	191
Hong Kong Exchanges & Clearing Ltd.	20	909
Link, REIT	54	450
Sun Hung Kai Properties Ltd.	24	292
Techtronic Industries Co. Ltd.	48	538
Xinyi Glass Holdings Ltd.	162	319
		4,814
Ireland — 0.3%
Kingspan Group plc	3	204
Kingspan Group plc	6	392
		596

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Italy — 0.6%
Enel SpA	12	61
FinecoBank Banca Fineco SpA	54	676
UniCredit SpA	30	293
		1,030
Japan — 23.4%
AGC, Inc.	7	262
Asahi Group Holdings Ltd.	26	914
Asahi Kasei Corp.	78	623
Bridgestone Corp.	25	979
Capcom Co. Ltd.	14	395
Central Japan Railway Co.	7	866
Daiichi Sankyo Co. Ltd.	40	1,058
Daikin Industries Ltd.	4	649
Daito Trust Construction Co. Ltd.	1	95
Daiwa House Industry Co. Ltd.	31	766
Dentsu Group, Inc.	27	954
Fast Retailing Co. Ltd.	—	121
Hitachi Ltd.	27	1,377
Honda Motor Co. Ltd.	43	1,097
Hoya Corp.	12	1,182
ITOCHU Corp.	33	958
Japan Airlines Co. Ltd. *	14	243
Kao Corp.	12	518
Keyence Corp.	4	1,546
Konami Group Corp.	8	485
Kubota Corp.	34	569
Kyowa Kirin Co. Ltd.	21	490
Mitsubishi Corp.	29	871
Mitsubishi UFJ Financial Group, Inc.	133	748
Mitsui Fudosan Co. Ltd.	39	883
Murata Manufacturing Co. Ltd.	14	789
Nidec Corp.	5	368
Nintendo Co. Ltd.	1	358
NIPPON EXPRESS HOLDINGS, Inc.	7	400
Nippon Paint Holdings Co. Ltd.	64	492
Nippon Steel Corp.	12	184
Nippon Telegraph & Telephone Corp.	37	1,065
Nitori Holdings Co. Ltd.	3	296
Nomura Research Institute Ltd.	20	592
Ono Pharmaceutical Co. Ltd.	23	652
ORIX Corp.	42	741
Otsuka Corp.	14	446
Recruit Holdings Co. Ltd.	18	665
Rohm Co. Ltd.	6	468
Seven & i Holdings Co. Ltd.	17	705
Shimadzu Corp.	10	363
Shin-Etsu Chemical Co. Ltd.	8	986

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Shionogi & Co. Ltd.	11	549
SoftBank Group Corp.	11	458
Sony Group Corp.	22	1,858
Sumitomo Electric Industries Ltd.	46	514
Sumitomo Metal Mining Co. Ltd.	14	428
Sumitomo Mitsui Financial Group, Inc.	38	1,202
Suzuki Motor Corp.	20	659
T&D Holdings, Inc.	41	461
Takeda Pharmaceutical Co. Ltd.	5	144
Terumo Corp.	24	836
Tokio Marine Holdings, Inc.	22	1,276
Tokyo Electron Ltd.	4	1,273
Toyota Motor Corp.	125	2,026
ZOZO, Inc.	8	162
		40,065
Luxembourg — 0.1%
ArcelorMittal SA	8	206
Netherlands — 6.7%
Adyen NV * (a)	—	520
Akzo Nobel NV	9	602
ASML Holding NV	7	3,864
Koninklijke Ahold Delhaize NV	20	542
Koninklijke DSM NV	5	788
Koninklijke KPN NV	264	870
Koninklijke Philips NV	6	133
NN Group NV	21	987
Shell plc	95	2,522
Wolters Kluwer NV	6	662
		11,490
Norway — 0.1%
Aker BP ASA	4	152
Singapore — 0.9%
DBS Group Holdings Ltd.	51	1,152
Oversea-Chinese Banking Corp. Ltd.	20	171
United Overseas Bank Ltd.	9	182
		1,505
Spain — 2.4%
Banco Bilbao Vizcaya Argentaria SA	233	1,054
Banco Santander SA	81	204
Endesa SA	7	134
Iberdrola SA	193	2,055
Industria de Diseno Textil SA	27	662
		4,109

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Sweden — 2.0%
Atlas Copco AB, Class A	86	1,009
Boliden AB	13	416
SKF AB, Class B	39	657
Volvo AB, Class B	78	1,407
		3,489
Switzerland — 8.7%
Cie Financiere Richemont SA (Registered)	3	402
Givaudan SA (Registered)	—	759
Julius Baer Group Ltd.	3	157
Lonza Group AG (Registered)	3	1,632
Nestle SA (Registered)	42	5,084
Novartis AG (Registered)	34	2,938
SGS SA (Registered)	—	800
Sika AG (Registered)	5	1,103
UBS Group AG (Registered)	42	683
Zurich Insurance Group AG	3	1,417
		14,975
Taiwan — 0.1%
Sea Ltd., ADR *	2	124
United Kingdom — 14.4%
3i Group plc	106	1,644
AstraZeneca plc	23	3,067
Barclays plc	697	1,335
Berkeley Group Holdings plc *	17	874
BP plc	476	2,327
British American Tobacco plc	18	694
CK Hutchison Holdings Ltd.	19	129
DCC plc	5	329
Diageo plc	53	2,502
Haleon plc *	19	67
HSBC Holdings plc	147	924
InterContinental Hotels Group plc	17	998
Intertek Group plc	2	122
Lloyds Banking Group plc	2,282	1,263
London Stock Exchange Group plc	2	147
Prudential plc	46	569
Reckitt Benckiser Group plc	19	1,555
RELX plc	59	1,760
SSE plc	59	1,279
Standard Chartered plc	136	940
Taylor Wimpey plc	149	231
Tesco plc	269	862
Unilever plc	21	1,032
		24,650

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — 4.6%
Ferguson plc	1	134
GSK plc	15	317
Roche Holding AG	12	4,034
Schneider Electric SE	14	1,911
Stellantis NV	99	1,425
		7,821
Total Common Stocks (Cost $165,702)		170,925
	NO. OF CONTRACTS
Options Purchased — 0.6%
Put Options Purchased — 0.6%
United States — 0.6%
MSCI EAFE Index
9/30/2022 at USD 1,720.00, European Style
Notional Amount: USD 175,709
Counterparty: Exchange-Traded * (Cost $5,405)	907	1,102
	SHARES (000)
Short-Term Investments — 2.8%
Investment Companies — 2.8%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.97% (b) (c)(Cost $4,729)	4,729	4,729
Total Investments — 103.1% (Cost $175,836)		176,756
Liabilities in Excess of Other Assets — (3.1)%		(5,276)
NET ASSETS — 100.0%		171,480

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2022.

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2022
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	10.5%
Banks	9.3
Insurance	5.7
Chemicals	4.3
Oil, Gas & Consumable Fuels	4.2
Semiconductors & Semiconductor Equipment	3.8
Automobiles	3.5
Textiles, Apparel & Luxury Goods	3.1
Food Products	2.9
Electric Utilities	2.8
Beverages	2.7
Metals & Mining	2.7
Machinery	2.7
Capital Markets	2.4
Professional Services	2.3
Personal Products	2.3
Diversified Telecommunication Services	2.2
Real Estate Management & Development	1.8
IT Services	1.8
Household Durables	1.7
Industrial Conglomerates	1.6
Electronic Equipment, Instruments & Components	1.5
Food & Staples Retailing	1.5
Electrical Equipment	1.4
Health Care Equipment & Supplies	1.2
Trading Companies & Distributors	1.2
Equity Real Estate Investment Trusts (REITs)	1.2
Building Products	1.0
Others (each less than 1.0%)	14.0
Short-Term Investments	2.7
Futures contracts outstanding as of July 31, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
SPI 200 Index	31	09/15/2022	AUD	3,746	203
MSCI EAFE E-Mini Index	21	09/16/2022	USD	2,051	148
					351

Abbreviations
AUD	Australian Dollar
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
SPI	Australian Securities Exchange
USD	United States Dollar

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
Written Call Options Contracts as of July 31, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
MSCI EAFE Index	Exchange-Traded	907	USD 175,710	USD 1,920.00	9/30/2022	(7,184)
Written Put Options Contracts as of July 31, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
MSCI EAFE Index	Exchange-Traded	907	USD 175,709	USD 1,450.00	9/30/2022	(163)
Total Written Options Contracts (Premiums Received $5,232)						(7,347)

Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)  (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$11,416	$—	$11,416
Belgium	—	776	—	776
China	—	1,097	—	1,097
Denmark	—	6,315	—	6,315
Finland	—	1,430	—	1,430
France	—	19,571	—	19,571
Germany	—	15,294	—	15,294
Hong Kong	—	4,814	—	4,814
Ireland	—	596	—	596
Italy	—	1,030	—	1,030
Japan	—	40,065	—	40,065

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)  (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Luxembourg	$—	$206	$—	$206
Netherlands	—	11,490	—	11,490
Norway	—	152	—	152
Singapore	—	1,505	—	1,505
Spain	—	4,109	—	4,109
Sweden	—	3,489	—	3,489
Switzerland	—	14,975	—	14,975
Taiwan	124	—	—	124
United Kingdom	67	24,583	—	24,650
United States	—	7,821	—	7,821
Total Common Stocks	191	170,734	—	170,925
Options Purchased	1,102	—	—	1,102
Short-Term Investments
Investment Companies	4,729	—	—	4,729
Total Investments in Securities	$6,022	$170,734	$—	$176,756
Appreciation in Other Financial Instruments
Futures Contracts	$351	$—	$—	$351
Depreciation in Other Financial Instruments
Options Written
Call Options Written	(7,184)	—	—	(7,184)
Put Options Written	(163)	—	—	(163)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(6,996)	$—	$—	$(6,996)
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2022	Shares at July 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.97% (a) (b)	$3,536	$69,101	$67,908	$—	$—	$4,729	4,729	$18	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2022.